PRINCIPAL ACCOUNTING POLICIES (Movement of accrued warranty cost) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
At beginning of year	¥ 892,130,740	¥ 751,440,343	¥ 656,677,245
Additions	390,238,953	363,159,029	303,652,391
Utilization	(170,776,360)	(98,525,648)	(85,035,667)
Reversal to selling and marketing expense	(103,788,113)	(123,942,984)	(123,853,626)
At end of year	¥ 1,007,805,220	¥ 892,130,740	¥ 751,440,343